Schedule of operating lease right-of-use assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Operating lease right-of-use assets
Offices	$ 468,891
Total	468,891
Accumulated amortization	(177,810)
Total	291,081
Operating Lease liabilities
Operating lease liabilities, current	162,610
Operating lease liabilities, non-current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Liabilities, Noncurrent	Liabilities, Noncurrent
Total	$ 162,610